                                                               File No. 333-3013
                                                                        811-7607

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                --------------
                                  FORM N-1A

                     REGISTRATION STATEMENT (No. 333-03013)
                                     UNDER

                          THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 2
                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 3

                                --------------

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
            1221 Avenue of the Americas, New York, New York  10020
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number (800) 548-7786

                        Harold J. Schaaff, Jr., Esquire
                     Morgan Stanley Asset Management Inc.
            1221 Avenue of the Americas, New York, New York  10020
                    (Name and Address of Agent for Service)

                                --------------

                                  COPIES TO:
                Michael F. Klein                  Richard W. Grant, Esquire
      Morgan Stanley Asset Management Inc.       Morgan, Lewis & Bockius LLP
          1221 Avenue of the Americas               2000 One Logan Square
              New York, NY 10020                   Philadelphia, PA 19103

                                 --------------

      IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
          (CHECK APPROPRIATE BOX)

       /X/ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAGH (b) OF RULE 485 / / ON _____________ PURSUANT TO PARAGRAPH (b) OF RULE 485
       / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
       / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
       / / ON _____________ PURSUANT TO PARAGRAPH (a) OF RULE 485

                                 --------------

        Registrant has elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 notice for the period ended December 31, 1996 on February 28, 1997.
================================================================================

The Prospectus for the Emerging Markets Equity Portfolio dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, is hereby incorporated by reference as if set forth herein.

The Prospectus for the U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, is hereby incorporated by reference as if set forth herein.

The Prospectus for the U.S. Real Estate, Value, Fixed Income, Mid Cap Value and Emerging Markets Equity Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, is hereby incorporated by reference as if set forth herein.

The Prospectus for the U.S. Real Estate and Fixed Income Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, is hereby incorporated by reference as if set forth herein.

The Prospectus for the Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, is hereby incorporated by reference as if set forth herein.

The Prospectus for the Money Market, Fixed Income, High Yield, Core Equity, Equity Growth, Value, Mid Cap Growth, Mid Cap Value, U.S. Real Estate, International Fixed Income, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity, Asian Equity, Balanced and Multi-Asset-Class Portfolios dated May 1, 1997, included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, is hereby incorporated by reference as if set forth herein.

The Statement of Additional Information for the following Portfolios: Money Market, Fixed Income, High Yield, Core Equity, Equity Growth, Value, Mid Cap Growth, Mid Cap Value, U.S. Real Estate, International Fixed Income, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity, Asian Equity, Balanced and Multi-Asset-Class Portfolios dated May 1, 1997, including audited financial statements for the Emerging Markets Equity Portfolio for the fiscal period ended December 31, 1996 and unaudited financial statements for the Fixed Income, Global Equity, Equity Growth (formally known as "Growth Portfolio"), High Yield, International Magnum, Mid Cap Value and Value Portfolios for the fiscal period from January 2, 1997 to March 31, 1997, is included as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Stanley Universal Funds, Inc. (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997, and in final form under Rule 497(c) on May 1, 1997, is hereby incorporated by reference as of set forth herein.

                                    PART C

                     Morgan Stanley Universal Funds, Inc.
                               Other Information

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(A)  FINANCIAL STATEMENTS
     --------------------

     1.    Included in Part A (Prospectus)
           -------------------------------

           The Registrant's audited financial highlights for the Emerging Markets Equity Portfolio for the fiscal period ended December 31, 1996, are included in Part A (the prospectus) which is incorporated herein by reference to Post-Effective Amendment No.1 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997 and in final form under Rule 497(c) on May 1, 1997. No other portfolio was operational in the fiscal period ended December 31, 1996. The U.S. Real Estate and Asian Equity Portfolios commenced operations on March 3, 1997.



     2.    Included in Part B (Statement of Additional Information)
           --------------------------------------------------------

           The Registrant's audited financial statements for the Emerging Markets Equity Portfolio for the fiscal year ended December 31, 1996, including Price Waterhouse LLP's report thereon, are included in Part B (Statement of Additional Information) which is incorporated herein by reference to Post-Effective Amendment No.1 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997 and in final form under Rule 497(c) on May 1, 1997, and are part of the Registrant's December 31, 1996 Annual Report to Shareholders. No other portfolio was operational in the fiscal period ended December 31, 1996. The Registrant's unaudited financial statements for the Fixed Income, Global Equity, Growth, High Yield, International Magnum, Mid Cap Value and Value Portfolios for the period from January 2, 1997 (commencement of operations) to March 31, 1997, are included in Part B (Statement of Additional Information) which is incorporated herein by reference to Post-Effective Amendment No.1 to the Registration Statement on Form N-1A (File No. 333-03013) as filed with the Securities and Exchange Commission on April 30, 1997 and in final form under Rule 497(c) on May 1, 1997. The financial statements included in Part B are:

           1.    Statement of Net Assets
           2.    Statement of Operations
           3.    Statement of Changes in Net Assets
           4.    Financial Highlights
           5.    Notes to Financial Statements
           6.    Report of Independent Accountants

           The U.S. Real Estate and Asian Equity Portfolios commenced operations on March 3, 1997.

(B)  EXHIBITS
     --------

     1  (a) Articles of Incorporation between Registrant and Morgan Stanley
            Asset Management Inc. are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
            7607), as filed with the SEC via EDGAR on May 1, 1996.

        (b) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are filed herewith.

     2 By-laws are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on May 1, 1996.

     3  Not applicable.

     4  Not applicable.

     5  (a) Form of Investment Advisory Agreement between Registrant and Morgan
            Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (b) Form of investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed income, high Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

     6 Form of Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

     7  Not applicable.

     8 (a) Form of Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (b) Form of International Custody Agreement between the Registrant and Morgan Stanley Trust Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

     9  (a) Form of Administration Agreement between Registrant and Morgan
            Stanley Asset Management Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (b) Form of Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (c) Form of Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        (d) Form of Sub-Administration Agreement between Miller Anderson & Sherrerd LLP and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
            7607), as filed with the SEC via EDGAR on September 16, 1996.

    10 Opinion of Counsel is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Filed Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

    11   Non applicable.

    12   Not applicable.

    13   Not applicable.

    14   Not applicable.

    15   Not applicable.

    16   Not applicable.

    24 Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

    27   Financial Data Schedules are filed herewith.

--------------------

Item 25.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------





          As of May 28, 1997, Morgan Stanley Group Inc. ("MSGI"), a Delaware corporation located at 1585 Broadway, New York, New York 10036, owned of record 85.88%, 90.75%, 78.09%, 31.82%, 76.21%, 84.33%, 93.59%,
          92.75%, 80.49% and 99.66% of the outstanding voting securities of the International Magnum, U.S. Real Estate, Mid Cap Value, Emerging Markets Equity, Value, Global Equity, Fixed Income, High Yield, Equity Growth and Asian Equity Portfolios, respectively. MSGI will vote shares of the Portfolios that it owns in the same proportion as shares of the Portfolios are voted by insurance companies. Insurance companies vote shares of the Portfolios held in their separate accounts in accordance with voting instructions of their variable annuity contract and variable life insurance policy owners. Accordingly, MSGI is not viewed as in control of the Portfolios and therefore MSGI's affiliates are not viewed as under common control with the Portfolios.


Item 26.  Number of Holders of Securities
          -------------------------------

          The following information is given as of May 28, 1997.

                                                               Number of
              Title of Class                              Record Holders
              --------------                              --------------
              Money Market Portfolio............................ 0
              Fixed Income Portfolio............................ 3
              High Yield Portfolio.............................. 2
              International Fixed Income Portfolio.............. 0
              Emerging Markets Debt Portfolio................... 0
              Balanced Portfolio................................ 0
              Multi-Asset-Class Portfolio....................... 0
              Equity Growth Portfolio........................... 2
              Value Portfolio................................... 2

                 Core Equity Portfolio............................. 0
                 Mid Cap Growth Portfolio.......................... 0
                 Mid Cap Value Portfolio........................... 2
                 U.S. Real Estate Portfolio........................ 5
                 Global Equity Portfolio........................... 4
                 International Magnum Portfolio.................... 4
                 Emerging Markets Equity Portfolio................. 12
                 Asian Equity Portfolio............................ 3


Item 27. Indemnification
         ---------------

                 Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Advisers
         -----------------------------------------------------

         Reference is made to the caption "Management of the Fund--Investment Advisers" in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Fund" in Part B which is incorporated by reference to this Registration Statement.

         Listed below are the officers and Directors of Morgan Stanley Asset Management Inc.:


  DIRECTORS:
  ---------


  James M. Allwin                Director
  Barton M. Biggs                Director
  Gordon S. Gray                 Director
  Peter A. Nadosy                Director
  Dennis G. Sherva               Director


  OFFICERS:
  --------

  Barton M. Biggs                Chairman
                                 Managing Director
  Peter A. Nadosy                Vice Chairman
                                 Managing Director
  James M. Allwin                President
                                 Managing Director
  John R. Alkire                 Managing Director (MSAM) - Tokyo
  P. Dominic Caldecott           Managing Director (MSAM) - UK
  A. Macdonald Caputo            Managing Director
  Ean Wah Chin                   Managing Director (MSAM) - Singapore
  Garry B. Crowder               Managing Director
  Madhav Dhar                    Managing Director
  Kurt A. Feuerman               Managing Director
  Paul B. Ghaffari               Managing Director
  Gordon S. Gray                 Managing Director
  Marianne Liang Hay             Managing Director (MSAM) - UK
  Gary D. Latainer               Managing Director
  Mahmoud A. Mamdani             Managing Director
  Roger L. Meyer                 Managing Director
  Russell C. Platt               Managing Director
  Robert A. Sargent              Managing Director (MSAM) - UK
  Bidyut C. Sen                  Managing Director
  Vinod R. Sethi                 Managing Director
  Dennis G. Sherva               Managing Director
  James L. Tanner                Managing Director (MSAM) - UK
  Richard G. Woolworth, Jr.      Managing Director
  Debra M. Aaron                 Principal
  Warren Ackerman III            Principal
  Robert E. Angevine             Principal
  Suzanne S. Akers               Principal
  Gerald P. Barth-Wehrenalp      Principal
  Theodore R. Bigman             Principal
  Francine J. Bovich             Principal
  Stuart J. M. Breslow           Principal
  Andrew C. Brown                Principal (MSAM) - UK
  Jeffrey P. Brown               Principal
  Frances Campion                Principal (MSAM) - UK
  Terence P. Carmichael          Principal
  Arthur Certosimo               Principal

Stephen C. Cordy                 Principal
Jacqueline A. Day                Principal (MSAM) - UK
Raye L. Dube                     Principal
Abigail Jones Feder              Principal
Eugene Flood, Jr.                Principal
Thomas C. Frame                  Principal
James Wayne Grisham              Principal
Perry E. Hall II                 Principal
Ruth A. Hughes-Guden             Principal
Margaret Kinsley Johnson         Principal
Michael F. Klein                 Principal
Michael B. Kushma                Principal
Khoon-Min Lim                    Principal
Marianne J. Lippmann             Principal
Yvonne Longley                   Principal   (MSAW) - UK
Andrew Mack                      Principal   (MSAW) - Tokyo
Gary J. Mangino                  Principal
Jeffery Margolis                 Principal
M. Paul Martin                   Principal
Walter Maynard, Jr.              Principal
Margaret P. Naylor               Principal   (MSAW) - UK
Yoshiro Okawa                    Principal   (MSAW) - UK
Warren Olsen                     Principal
Christopher G. Petrow            Principal
Narayan Ramachandran             Principal
Gail Hunt Reeke                  Principal
Christine I. Reilly              Principal
Stefano Russo                    Principal   (MSAW) - Milan
Bruce R. Sandberg                Principal
Kiat Seng Seah                   Principal   (MSAW) - Singapore
Stephen C. Sexauer               Principal
Robert M. Smith                  Principal
Kunibiko Sugio                   Principal   (MSAW) - Tokyo
Ann D. Thivierge                 Principal
Philip W. Winters                Principal
Alford E. Zick, Jr.              Principal
Maryann Savadelis Agre           Vice President
Peter Aliprantis                 Vice President
Jeffery Alvino                   Vice President
Alistair Anderson                Vice President
William S. Auslander             Vice President
Kimberly L. Austin               Vice President
Marshall T. Bassett              Vice President
Christopher Blair                Vice President
Richard Boon                     Vice President
Geraldine Boyle                  Vice President
Paul Boyne                       Vice President
L. Kenneth Brooks                Vice President
Jonathan Paul Buckeridge         Vice President   (MSAM) - Melbourne
Carl Kuo-Wei Chien               Vice President   (MSAM) - Hong Kong

Lori A. Cohane                   Vice President
James Colmenares                 Vice President
Kate Cornish-Bowden              Vice President
Nikhil Dhaon                     Vice President
Chrisine H. du Bois              Vice President
Richard S. Farden                Vice President
Daniel E. Fox                    Vice President
Karen T. Frost                   Vice President
Lisa Gallo                       Vice President
Josephine M. Glass               Vice President
Charles A. Golden                Vice President
Dimitri Goulandris               Vice President
James A. Grasselino              Vice President
Kenneth John Greig               Vice President (MSAM)-UK
Maureen A. Grover                Vice President
Michael Hewett                   Vice President
Kenneth R. Holley                Vice President
Holly D. Hopps                   Vice President
Etsuko Fuyeya Jennings           Vice President
Donald B. Johnston               Vice President
Jaideep Khanna                   Vice President
Peter L. Kirby                   Vice President
George Koshy                     Vice President
Paul Koske                       Vice President
Daniel R. Lascano                Vice President
Arthur J. Lev                    Vice President
Valerie Y. Lewis                 Vice President
Jane Likins                      Vice President (MSAM)-UK
William David Lock               Vice President (MSAM)-UK
Gordon W. Loery                  Vice President
Paula J. Morgan                  Vice President
Nancy Morton                     Vice President
Clare K. Mutome                  Vice President
Terumi Nagata                    Vice President (MSAM)-Tokyo
Bradley Okita                    Vice President
Martin O. Pearce                 Vice President (MSAM)-UK
Alexander A. Pena                Vice President
Anthony J. Pesce                 Vice President
David J. Polansky                Vice President
Karen Post                       Vice President
Akash Prakash                    Vice President (MSAM)-Muabai
Gregg A. Robinson                Vice President
Gerald D. Rubin                  Vice President
Donald P. Ryan                   Vice President
Neil Siegel                      Vice President
Ashutosh Sinha                   Vice President
Andy B. Skov                     Vice President
Michael James Smith              Vice President (MSAM)-UK
Kim I Spellman                   Vice President
Joseph P. Stadler                Vice President
Christian K. Stadlinger          Vice President
Catherine Steinhardt             Vice President
Ram K. Sundaram                  Vice President
Keiko Tamaki-Kuroda              Vice President
Shunso Tatsumi                   Vice President
Louise Teeple                    Vice President
Joseph Y.S. Tern                 Vice President (MSAM)-Singapore
Landon Thomas                    Vice President
Richard Boon Hwee Toh            Vice President (MSAM)-Singapore
K.N. Vaidyanathan                Vice President (MSAM)-Muabai
Dennis J. Walsh                  Vice President
Jacob Walthour                   Vice President
Kevin V. Wasp                    Vice President
Patricia Woo                     Vice President
Harold J. Schaaff, Jr.           Principal
                                 General Counsel and Secretary
Eileen K. Murray                 Treasurer
Madeline D. Barkhorn             Assistant Secretary
Charlene R. Herzer               Assistant Secretary


In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.: certain portfolios of The Enterprise Group of Funds, Inc.: Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund. Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund Inc..; all funds of the Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; certain portfolios of Morgan Stanley Universal Funds, Inc.; The Pakistan Investment Fund, Inc.; PCS Cash Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of the SunAmerica Series Trust and certain portfolios of the Fortis Series Fund.

MAS is a Pennsylvania limited liability partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors as well as serving as investment advisor to MAS Funds, a registered investment company.

          The information required by this Item 28 with respect to each director, officer or partner of MAS together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by MAS pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-10437).

Item 29.  Principal Underwriters
          ----------------------

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Universal Funds, Inc. and Morgan Stanley Institutional Fund, Inc. Van Kampen American Capital, Inc. ("VKAC") is distributor for Morgan Stanley Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934, as amended (SEC File No. 8-15869).


Item 30.  Location of Accounts and Records
          --------------------------------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208-2798; and the Registrant's custodian banks, including sub-custodians.


Item 31.  Management Services
          -------------------

          Each of MSAM and MAS have entered into Sub-Administration Agreements with Chase Global Funds Services Companies ("Chase") (filed as Exhibit No. 9(c) and 9(d) to Pre-Effective Amendment No.1 to the Registration Statement) pursuant to which Chase will provide fund administration, fund accounting and transfer agency services to specified Portfolios of the Registrant.

Item 32.  Undertakings
          ------------


          (1) Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the Fixed Income, Global Equity, Equity Growth, High Yield, International Magnum, Mid Cap Value, Value, Money Market, International Fixed Income, Emerging Markets Debt, Balanced, Multi-Asset-Class, Core Equity, Mid Cap Value, U.S. Real Estate and Asian Equity Portfolios within four to six months from the effective date or this Registration Statement or the commencement of operations of each such Investment Fund, whichever is later.




          (2) Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

                                   SIGNATURES
                                   ----------


        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of June, 1997.


                            MORGAN STANLEY UNIVERSAL FUNDS, INC.

                            By:  /s/ Michael F. Klein
                                 -------------------
                                 Michael F. Klein
                                 President and Director


        Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title(s)                   Date
---------                             --------                   ----

/s/ Michael F. Klein
----------------------------
Michael F. Klein                      Director, President        June 24, 1997
                                      (Chief Executive
                                      Officer)

*/s/ Barton M. Biggs
----------------------------
Barton M. Biggs                       Director (Chairman)        June 24, 1997

*/s/ John D. Barrett, II
----------------------------
John D. Barrett, II                   Director                   June 24, 1997

*/s/ Gerard E. Jones
----------------------------
Gerard E. Jones                       Director                   June 24, 1997

*/s/ Andrew McNally, IV
----------------------------
Andrew McNally, IV                    Director                   June 24, 1997

*/s/ Samuel T. Reeves
----------------------------
Samuel T. Reeves                      Director                   June 24, 1997

*/s/ Fergus Reid
----------------------------
Fergus Reid                           Director                   June 24, 1997

*/s/ Frederick O. Robertshaw
----------------------------
Frederick O. Robertshaw               Director                   June 24, 1997

*/s/ Joanna Haigney
----------------------------
Joanna Haigney                        Treasurer                  June 24, 1997


*By: /s/ Michael F. Klein
    ------------------------
       Michael F. Klein
       Attorney-In-Fact

                                 EXHIBIT INDEX
                                 -------------

(B)  EXHIBITS
     --------

        1  (a) Articles of Incorporation between Registrant and Morgan Stanley
               Asset Management Inc. are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on May 1, 1996.

EX-99.B    (b) Articles of Amendment to Articles of Incorporation (changing
               "Growth Portfolio" to "Equity Growth Portfolio") are filed herewith.

        2 By-laws are incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on May 1, 1996.

        3  Not applicable.

        4  Not applicable.

        5  (a)  Form of Investment Advisory Agreement between Registrant and
                Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
                7607), as filed with the SEC via EDGAR on September 16, 1996.

           (b) Form of Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

        6 Form of Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996

        7  Not applicable.

        8  (a)  Form of Domestic Mutual Fund Custody Agreement between
                Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

           (b) Form of International Custody Agreement between Registrant and Morgan Stanley Trust Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

        9  (a)  Form of Administration Agreement between Registrant and Morgan
                Stanley Asset Management Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

           (b) Form of Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

           (c) Form of Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607, as filed with the SEC via EDGAR on September 16, 1996.

             (d) Form of Sub-Administration Agreement between Miller Anderson & Sherrerd LLP and Chase Global Funds Services Company is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

         10 Opinion of Counsel is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

         11  Not applicable.

         12  Not applicable.

         13  Not applicable.

         14  Not applicable.

         15  Not applicable.

         16  Not applicable.

         24 Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the SEC via EDGAR on September 16, 1996.

EX-99.B  27  Financial Data Schedules are filed herewith.

----------------------------------


                                      C-9